Note 18 - Derivatives - Derivatives Not Designated as Hedging Instruments and Ineffectiveness of Hedging Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-hedging interest rate swaps	$ (2,283)	$ (727)	$ (436)
Forward contracts	337	124	(112)
Total	$ (1,946)	$ (603)	$ (548)